Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 6 months ended Jun. 30, 2016 - USD ($) $ in Thousands	Total		Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2015	54,958,912	[1]	54,958,912
Balance at Dec. 31, 2015	$ 763,096	[1]	$ 4,679	$ 383,395	$ 715	$ (61,636)	$ 435,943
Comprehensive Income:
Net income	124,038						124,038
Currency translation adjustment	(3,107)					(3,107)
Currency impact of long term funding	302					302
Tax on currency impact of long term funding	397					397
Unrealized capital gain - investments	502					502
Amortization of interest rate hedge	(458)					(458)
Total comprehensive income	121,674					(2,364)	124,038
Exercise of share options (in shares)			93,168
Exercise of share options	2,152		$ 6	2,146
Issue of restricted/performance share units (in shares)			407,547
Issue of restricted/performance share units	28			28
Share issuance costs	(9)			(9)
Non-cash stock compensation expense	20,690			20,690
Tax benefit on exercise of options	$ 2,338			2,338
Balance (in shares) at Jun. 30, 2016	55,459,627		55,459,627
Balance at Jun. 30, 2016	$ 909,969		$ 4,685	$ 408,588	$ 715	$ (64,000)	$ 559,981

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.